Goodwill and Intangible Assets, Net - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 2,717
2015	3,391
2016	3,029
2017	2,749
2018 and thereafter	16,364
Finite-Lived Intangible Assets, Net, Total	$ 28,250